Summary of Significant Accounting Policies - Summary of Capitalized Deferred Offering Costs (Details) - USD ($)	Dec. 31, 2023	Dec. 14, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Deferred offering costs capitalized	$ 0	$ 3,233,097	$ 1,524,934
SPAC-related legal fees [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred offering costs capitalized		2,973,077	1,264,914
Investment bank advisory services [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred offering costs capitalized		135,000	135,000
Federal Trade Commission filing fees [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred offering costs capitalized		$ 125,020	$ 125,020